Class Z [Member] Expense Example - Class Z Shares - International Small Cap Portfolio - C000163291 [Member]	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	$ 1,339